Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Abstract]
Disclosure of Financial assets at fair value through other comprehensive income [text block]
15 –
Financial assets at fair value through other comprehensive income
in € m.	Dec 31, 2021	Dec 31, 2020
Securities purchased under resale agreement	1,231	1,543
Debt securities:
German government	876	10,245
U.S. Treasury and U.S. government agencies	8,770	9,221
U.S. local (municipal) governments	253	251
Other foreign governments	10,965	26,308
Corporates	604	2,272
Other asset-backed securities	0	31
Mortgage-backed securities, including obligations of U.S. federal agencies	714	636
Other debt securities	1,194	692
Total debt securities	23,377	49,656
Loans	4,370	4,635
Total financial assets at fair value through other comprehensive income	28,979	55,834